T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                            Capital Opportunity Fund
--------------------------------------------------------------------------------
                                  June 30, 2000
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REPORT HIGHLIGHTS
================================================================================
CAPITAL OPPORTUNITY FUND
------------------------
* Amid extreme volatility and a steep technology-stock correction, most major averages declined in the first half of 2000.
* The Capital Opportunity Fund posted a modest gain during the period, outperforming the S&P 500 but slightly trailing its Lipper benchmark.
* Technology and Internet-related stocks dominated the winners and losers lists. Chip and networking companies were strong, while Microsoft, AOL, and Yahoo! declined.
* Economic growth is likely to moderate, but continued corporate profit growth and reasonable valuations in select sectors bode well for the markets.
================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.
================================================================================
FELLOW SHAREHOLDERS
-------------------
     Stocks were extremely volatile in the first half of 2000, and most market indexes declined despite a powerful rebound late in the period. After a bout of speculative glee late last year and early this year, reality returned to the markets and investors were once again forced to evaluate company fundamentals. The result was a quick 37% correction in the tech-heavy Nasdaq Composite and the near wipeout of many profitless dot-com companies.

    PERFORMANCE COMPARISON
    ----------------------
    Periods Ended 6/30/00         6 Months        12 Months
    ---------------------         --------        ---------
    Capital Opportunity Fund        2.04%           13.77%
    S&P500 Stock Index             -0.43             7.24
    Lipper Multi-Cap Core
    Funds Average                   2.53            11.54

     The Capital Opportunity Fund posted a 2.04% gain in the first half -- modest in absolute terms but good compared with the Standard & Poor's 500 Stock Index's 0.43% loss. Performance was slightly behind the Lipper Multi-Cap Core Funds Average, however, as shown in the table. In the 12 months ended June 30, 2000, your fund's solid 13.77% return exceeded both benchmarks. This result was encouraging because it indicates that the fund's relative performance improved dramatically during the first full year in the fund's new investment program, described in our last report.

MARKET ENVIRONMENT
------------------
     In response to unflagging economic growth in the midst of a record expansion, the Federal Reserve increased its key federal funds target rate three times for a total of one percentage point in the first half, capped by a half-point move on May 16. In the past year, the Fed raised rates six times, by a total of 1.75 percentage points, to the present level of 6.5%. Finally, by late May, the economy began to show signs of responding to the Fed's strong medicine. GDP growth moderated in the second quarter, and job creation and industrial demand slowed. A consensus began to build that the Fed's rate hikes may be nearing an end. However, energy prices surged in the first half, and unemployment remained at a historically low 4.0%, meaning there could still be significant upward pressure on wages. Despite anecdotal evidence of inflation, consumer and producer price measures continued to show only slight increases over 1999. All this economic growth has helped generate huge federal government budget surpluses. In the first half, a feared "shortage" of 30-year Treasury bonds -- the result of reduced federal borrowing and a Treasury debt buyback -- drove their yields down sharply even as the Fed tightened monetary policy.

     The stock market, like the economy, shrugged off the impact of rising interest rates in the first quarter. Powerful momentum -- and extreme speculation -- carried over from late 1999. Valuations on the favored technology, Internet, biotech, and telecom stocks reached stratospheric levels by the time the Nasdaq Composite peaked above 5000 on March 10. However, market volatility was also extreme. During the first half, the Nasdaq experienced intraday price swings of greater than 2% on more than 84% of all trading days! The S&P 500 did the same on more than 40% of trading days. The only comparable periods in market history came in the 1970s and the 1930s -- and stocks did not fare well in either decade. A sharp correction took hold in March, as Internet and biotech stocks, in particular, crashed to earth. Many technology stocks bounced back quickly in June as investors grew more optimistic about an economic soft landing. In fact, by mid-July, after the end of the period under review, many biotech, telecom, networking, and semiconductor stocks had pushed back toward their highs. But most of the dot-coms, particularly those with the dimmest profit prospects, were down for the count. Many of the biggest winners of 1999 and early 2000 were companies with no earnings. Midway through the first half, investors began to demand profitability, though they were once again willing to pay exorbitant price/earnings (P/E) ratios for stocks of fast-growing companies.

*****************************
During the first half, the
Nasdaq experienced intraday
price swings of greater than
2% on more than 84% of
all trading days!
*****************************

     A more positive sign, however, is that market breadth improved in June as investors began to embrace more reasonably priced, steady growth stocks. Value-oriented shares, such as those of retailers and industrial companies, had a brief moment in the sun during the Nasdaq correction but faded late in the period on fears of an economic slowdown. While large-cap stocks have generally dominated the market since 1994, small- and mid-cap shares have taken the lead in the past year. This should work to your fund's benefit, as our average market capitalization (stock price multiplied by shares outstanding) will generally be lower than that of the S&P 500.

PORTFOLIO REVIEW
----------------
     Technology and Internet-related stocks dominate both our top contributors list and our worst detractors list -- a fitting indication of the extremely volatile and selective market of the last six months. Some of our top contributors from 1999 gave an encore in the first half; other former leaders fell flat. There was reward and there was punishment in this market.

       ***************************************************************
           Sector Diversification pie chart based on net assets as of 6/30/00. Showing Technology 26%; Consumber Nondurables 17%;
             Business Services and Transportation 12%; Financial 12%;
          Consumer Services and Cyclicals 11%; Energy and Utilities 11%;
         Capital Equipment, Process Industries, and Basic Materials 9%;
                                  Reserves 2%.
       ***************************************************************

     Making a repeat appearance as top performers were INTEL, ORACLE, and CISCO SYSTEMS. No surprises there, perhaps, as all are acknowledged leaders of the New Economy. In fact, during the spring correction, Cisco and Oracle held up exceptionally well -- testament to their status as must-own tech stocks. Oracle is the leader in database software and is moving aggressively into e-commerce applications. Cisco literally builds the Internet as the leading supplier of networking equipment, especially routers. Intel -- the leader in processors for PCs that is trying to extend its dominance to the faster-growing communications field -- was by far our largest chip position. ANALOG DEVICES, however, was also a major contributor. Analog Devices specializes in analog-to-digital signal processors that are important in communications.

     Our top contributor in the first half was HEWLETT-PACKARD, a leader in high-quality printers as well as in PCs, workstations, and servers. New CEO Carly Fiorina is refocusing the company on its core strengths and imposing important expense disciplines. Hewlett-Packard is a core technology holding generating very strong earnings growth. The fund also benefited from strong gains in NORTEL NETWORKS -- like Cisco, a key builder of Internet and telecommunications infrastructure -- and SDL. SDL, a maker of the optical components so critical to increasing network speed and capacity, recently agreed to be acquired by JDS UNIPHASE -- one of our top contributors over the past year.

     The rare exceptions to this tech domination included pharmaceutical giants PFIZER and WARNER-LAMBERT. Pfizer completed its acquisition of Warner-Lambert late in the period, and both stocks were strong performers. Drug companies had been somewhat out of favor in 1999 on concerns about patent expirations, new drug pipelines, and possible government interference in drug pricing. But when technology stocks turned wobbly in the second quarter, growth investors took refuge in steady growth pharmaceutical stocks. Near the end of the period, indications of an economic slowdown also boosted interest in the drug sector.

     Leading our worst performers was MICROSOFT, which suffered a setback in its federal antitrust trial as the presiding judge ordered the breakup of the company. This verdict -- not unexpected -- is under appeal, with the federal government trying to move the case directly to the Supreme Court while Microsoft prefers to be heard first in the appellate court, where the company has fared better in the past. After soaring late in 1999 as liquidity flowed into the stock market (the stock was our second-best performer last year), Microsoft shares plummeted nearly 50% in the first five-and-a-half months of 2000. The stock has since recovered partially. The trials and tribulations of Microsoft mirrored in no small measure the difficulties of tech stocks in the first half, as the stock's abrupt decline in March helped set off selling in other technology issues.

     Other New Economy darlings that got beat up during the period were LUCENT TECHNOLOGIES, AMERICA ONLINE, QUALCOMM, and YAHOO!. Lucent, a leader in communications equipment and networking, stunned investors with a profit warning in January and has not been able to mount a sustained recovery since. Competitor Nortel currently has the upper hand in the white-hot optical networking area. AOL, one of our best contributors in the second half of last year, lost some of its luster among momentum investors due to its announcement in January of plans to acquire Time Warner -- which some consider a relatively slow-growing, established media company. Investors accustomed to staggering growth figures had qualms about the prospective growth rate of the combined company. We think the combination is a good one for the long run, but AOL may tread water in the near term. QUALCOMM plummeted during the overall Nasdaq correction and continued losing ground amid questions about its overseas growth, particularly in China and South Korea. Yahoo! should be one of the long-term winners on the Internet. But the collapse of so many dot-com stocks, along with questions about the growth rate of online advertising, cast a pall over the online media sector, and Yahoo! has yet to recover convincingly.

     Back in the Old Economy, Procter & Gamble slipped on a bar of soap after it became apparent that CEO Durk Jager's turnaround plan was not going to work and the company preannounced disappointing earnings. Jager has since resigned. P&G remains a global growth company with terrific brand names whose value should rise significantly once the company gets back on track. Finally, blue chip retailers HOME DEPOT and WAL-MART were hurt in the first half by concern that the Fed's persistent rate hikes could cause a significant slowdown in consumer spending. We think both continue to be great growth stocks.

OUTLOOK
-------
     It appears that the Fed has temporarily achieved its goals of slowing the economy and reining in the exuberance on Wall Street, but at least one more rate hike this year remains a possibility. For now, we expect that the economy will slow without slipping into recession. This scenario could spell trouble in some sectors, especially among technology stocks whose valuations have again become excessive. Overall, however, more moderate but sustainable economic growth should help support continued good news in corporate earnings and provide a more positive interest rate backdrop, which should in turn support the equity markets.

     Earnings growth continues to be very strong at many high-quality U.S. companies, and the valuations of selected companies remain reasonable. We welcome the renewed attention on Wall Street to fundamentals and valuations. It helps us serve the shareholders' interests when the companies we identify as poised for above-average growth, or possessing catalysts for improved business performance, are eventually recognized and rewarded by other investors. We are confident that the rigorous fundamental research conducted by our talented team of analysts can add value to investment returns over the long run.

Respectfully submitted,

/s/

William J. Stromberg
President and Chairman of the Investment Advisory Committee
July 21, 2000
================================================================================

T. Rowe Price Capital Opportunity Fund
--------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                                     Percent of
                                                                     Net Assets
                                                                        6/30/00
--------------------------------------------------------------------------------
GE                                                                          3.9%
--------------------------------------------------------------------------------
Cisco Systems                                                               3.7
--------------------------------------------------------------------------------
Pfizer                                                                      3.2
--------------------------------------------------------------------------------
Intel                                                                       2.9
--------------------------------------------------------------------------------
Microsoft                                                                   2.8
--------------------------------------------------------------------------------
Oracle                                                                      2.4
--------------------------------------------------------------------------------
WorldCom                                                                    2.3
--------------------------------------------------------------------------------
Exxon Mobil                                                                 2.2
--------------------------------------------------------------------------------
Citigroup                                                                   2.0
--------------------------------------------------------------------------------
Wal-Mart                                                                    1.8
--------------------------------------------------------------------------------
Dell Computer                                                               1.8
--------------------------------------------------------------------------------
Nortel Networks                                                             1.7
--------------------------------------------------------------------------------
Hewlett-Packard                                                             1.5
--------------------------------------------------------------------------------
American International Group                                                1.4
--------------------------------------------------------------------------------
Coca-Cola                                                                   1.2
--------------------------------------------------------------------------------
GTE                                                                         1.2
--------------------------------------------------------------------------------
Tyco International                                                          1.1
--------------------------------------------------------------------------------
Royal Dutch Petroleum                                                       1.1
--------------------------------------------------------------------------------

Home Depot                                                                  1.1
--------------------------------------------------------------------------------
America Online                                                              1.0
--------------------------------------------------------------------------------
Merc                                                                        1.0
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter                                                  1.0
--------------------------------------------------------------------------------
AT&T                                                                        1.0
--------------------------------------------------------------------------------
PepsiCo                                                                     0.9
--------------------------------------------------------------------------------
Pharmacia                                                                   0.9
--------------------------------------------------------------------------------
Total                                                                      45.1%

Note: Table excludes reserves.
================================================================================
T. Rowe Price Capital Opportunity Fund
--------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE
--------------------------------------------------------
6 Months Ended 6/30/00

TEN BEST CONTRIBUTORS
---------------------
Hewlett-Packard                       27   cents
Intel                                 17
Oracle                                13
Cisco Systems                         10
Pfizer                                 8
Nortel Networks                        7
Warner-Lambert                         6
Analog Devices                         6
Ford Motor                             6
SDL*                                   5
Total                                105 cents

TEN WORST CONTRIBUTORS
----------------------
Microsoft                            -22  cents
Agilent Technologies **               18
Procter & Gamble                       9
Lucent Technologies                    7
Visteon                                7
America Online                         7
QUALCOMM*                              7
Home Depot                             7
Yahoo!                                 6
Wal-Mart                               5
Total                                -95  cents

12 Months Ended 6/30/00

TEN BEST CONTRIBUTORS
---------------------
Oracle                                33  cents
Cisco Systems                         31
Hewlett-Packard                       29
Intel                                 26
GE                                    17
Nortel Networks *                     13
JDS Uniphase *                        13
Analog Devices                        11
Genentech *                            9
Warner-Lambert **                      8
Total                                190  cents

TEN WORST CONTRIBUTORS
----------------------
Agilent Technologies **              -18  cents
Bank of America                       10
WorldCom                               8
Visteon                                7
QUALCOMM*                              7
Bristol-Myers Squibb **                6
Waste Management                       6
DuPont                                 5
Philip Morris                          5
Procter & Gamble                       4
Total                                -76  cents

 *   Position added
**   Position eliminated
================================================================================
T. Rowe Price Capital Opportunity Fund
--------------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                                 Lipper Multi-Cap         Capital Opportunity
           S&P 500 Index         Core Funds Average              Fund
11/30/94       10000                    10000                    10000
6/95           12200                    11840                    13210
6/96           15372                    14594                    17108
6/97           20705                    18501                    18532
6/98           26951                    23265                    23708
6/99           33083                    26689                    23712
6/00           35480                    29087                    26978

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                              Since   Inception
Periods Ended 6/30/00          1 Year  3 Years   5 Years   Inception       Date
---------------------          ------  -------   -------   ---------       ----
Capital Opportunity Fund       13.77%   13.33%    15.35%      19.46%   11/30/94

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================
T. Rowe Price Capital Opportunity Fund
--------------------------------------
Unaudited                        For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                       6 Months      Year
                          Ended     Ended
                        6/30/00  12/31/99 12/31/98  12/31/97 12/31/96  12/31/95
NET ASSET VALUE
Beginning of period     $ 15.69   $ 18.11  $ 16.62   $ 15.75  $ 14.13   $10.43
--------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)           (0.01)    (0.01)   (0.07)     0.01         -*   0.01*
  Net realized and
  unrealized gain (loss)   0.33      1.86     2.44      2.45     2.36     4.83
--------------------------------------------------------------------------------
  Total from
  investment activities    0.32      1.85     2.37      2.46     2.36     4.84
--------------------------------------------------------------------------------
Distributions
  Net investment income       -          -        -         -        -   (0.01)
  Net realized gain           -     (4.27)   (0.88)    (1.59)   (0.74)   (1.13)
--------------------------------------------------------------------------------
  Total distributions         -     (4.27)   (0.88)    (1.59)   (0.74)   (1.14)
--------------------------------------------------------------------------------
NET ASSET VALUE
End of period           $ 16.01   $ 15.69  $ 18.11   $ 16.62  $ 15.75   $14.13

RATIOS/SUPPLEMENTAL DATA
Total returnu              2.04%    11.50%   14.70%    15.87%   16.76%*  46.51%*
--------------------------------------------------------------------------------
Ratio of total expenses
to average net assets      1.18%+    1.26%    1.35%     1.35%    1.35%*   1.35%*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                (0.13)%+  (0.06)  (0.44)%    0.04%    0.02%*   0.08%*
--------------------------------------------------------------------------------
Portfolio turnover rate   62.9%+   133.1%    73.8%     85.0%   107.3%    136.9%
--------------------------------------------------------------------------------
Net assets, end of
period (in thousands)   $104,319  $109,057 $124,812  $109,055 $125,077  $61,923
--------------------------------------------------------------------------------
** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.35% voluntary expense limitation in effect through 12/31/96.
+    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================
T. Rowe Price Capital Opportunity Fund
--------------------------------------
Unaudited                                                         June 30, 2000

STATEMENT OF NET ASSETS                                    In thousands
-----------------------                              Shares/Par       Value
                                                     ----------       -----
COMMON STOCKS  97.6%
FINANCIAL  11.8%
Bank and Trust  4.1%
Bank of America                                          5,600   $        241
------------------------------------------------------------------------------
Bank of New York                                        18,900            879
------------------------------------------------------------------------------
Chase Manhattan                                         19,890            916
------------------------------------------------------------------------------
Firstar                                                 30,100            634
------------------------------------------------------------------------------
Mellon Financial                                        18,600            678
------------------------------------------------------------------------------
State Street                                             3,440            365
------------------------------------------------------------------------------
Wells Fargo                                             14,130            547
------------------------------------------------------------------------------
                                                                        4,260
------------------------------------------------------------------------------

Insurance  2.6%
ACE Limited                                              3,600            101
------------------------------------------------------------------------------
American General                                         2,810            171
------------------------------------------------------------------------------
American International Group                            12,325          1,448
------------------------------------------------------------------------------
Aon                                                      2,050             64
------------------------------------------------------------------------------
Hartford Financial Services Group                        3,730            209
------------------------------------------------------------------------------
Loews                                                    1,300             78
------------------------------------------------------------------------------
Marsh & McLennan                                         2,710            283
------------------------------------------------------------------------------
MGIC Investment                                            900             41
------------------------------------------------------------------------------
UNUMProvident                                            2,400             48
------------------------------------------------------------------------------
XL Capital (Class A)                                     5,302            287
------------------------------------------------------------------------------
                                                                        2,730
------------------------------------------------------------------------------
Financial Services  5.1%
American Express                                        11,400            594
------------------------------------------------------------------------------
Associates First Capital (Class A)                       6,900            154
------------------------------------------------------------------------------
Capital One Financial                                    1,500             67
------------------------------------------------------------------------------
Citigroup                                               35,030          2,111
------------------------------------------------------------------------------
Fannie Mae                                               9,300            485
------------------------------------------------------------------------------
Freddie Mac                                              8,100            328
------------------------------------------------------------------------------
Heller Financial                                         5,100            104
------------------------------------------------------------------------------
Household International                                  3,200            133
------------------------------------------------------------------------------
MBNA                                                     7,400            201
------------------------------------------------------------------------------
Morgan Stanley Dean Witter                              12,320          1,026
------------------------------------------------------------------------------
Providian Financial                                      1,400            126
------------------------------------------------------------------------------
                                                                        5,329
------------------------------------------------------------------------------
Total Financial                                                        12,319
------------------------------------------------------------------------------

UTILITIES  5.3%
Telephone  3.7%
ALLTEL                                                   2,700   $        167
------------------------------------------------------------------------------
AT&T                                                    32,205          1,019
------------------------------------------------------------------------------
Comverse Technology *                                    1,200            112
------------------------------------------------------------------------------
GTE                                                     19,400          1,208
------------------------------------------------------------------------------
McLeod USA *                                             9,900            205
------------------------------------------------------------------------------
Nextel Communications *                                  6,200            379
------------------------------------------------------------------------------
NEXTLINK Communications *                                4,800            182
------------------------------------------------------------------------------
SBC Communications                                      14,600            631
------------------------------------------------------------------------------
                                                                        3,903
------------------------------------------------------------------------------
Electric Utilities  1.6%
Duke Energy                                              5,500            310
------------------------------------------------------------------------------
Entergy                                                  5,700            155
------------------------------------------------------------------------------
Niagara Mohawk *                                        17,600            245
------------------------------------------------------------------------------
PECO Energy                                              7,600            306
------------------------------------------------------------------------------
Reliant Energy                                           8,200            242
------------------------------------------------------------------------------
TXU                                                      2,700             80
------------------------------------------------------------------------------
Unicom                                                   7,300            283
------------------------------------------------------------------------------
                                                                        1,621
------------------------------------------------------------------------------
Total Utilities                                                         5,524
------------------------------------------------------------------------------

CONSUMER NONDURABLES  16.9%
Beverages  2.5%
Anheuser-Busch                                           3,520            263
------------------------------------------------------------------------------
Coca-Cola                                               22,060          1,267
------------------------------------------------------------------------------
Coca-Cola Enterprises                                    3,500             57
------------------------------------------------------------------------------
PepsiCo                                                 21,860            972
------------------------------------------------------------------------------
                                                                        2,559
------------------------------------------------------------------------------

Food Processing  1.2%
Bestfoods                                                2,350            163
------------------------------------------------------------------------------
ConAgra                                                  4,310             82
------------------------------------------------------------------------------
General Mills                                            9,800            375
------------------------------------------------------------------------------
Heinz                                                    7,060            309
------------------------------------------------------------------------------
Quaker Oats                                              1,100             83
------------------------------------------------------------------------------
Ralston Purina                                           4,510             90
------------------------------------------------------------------------------
Sara Lee                                                 7,230            139
------------------------------------------------------------------------------
                                                                        1,241
------------------------------------------------------------------------------
Hospital Supplies/Hospital Management  1.4%
Abbott Laboratories                                      6,000   $        267
------------------------------------------------------------------------------
Baxter International                                     2,500            176
------------------------------------------------------------------------------
Beckman Coulter                                          3,100            181
------------------------------------------------------------------------------
Guidant *                                                4,200            208
------------------------------------------------------------------------------
Medtronic                                               10,100            503
------------------------------------------------------------------------------
Omnicare                                                 9,700             88
------------------------------------------------------------------------------
Tenet Healthcare                                           900             24
------------------------------------------------------------------------------
                                                                        1,447
------------------------------------------------------------------------------
Pharmaceuticals  8.6%
American Home Products                                  11,100            652
------------------------------------------------------------------------------
Amgen *                                                  7,800            548
------------------------------------------------------------------------------
Eli Lilly                                                9,500            949
------------------------------------------------------------------------------
Genentech *                                              3,700            636
------------------------------------------------------------------------------
IDEC Pharmaceuticals *                                   2,700            317
------------------------------------------------------------------------------
Immunex *                                                4,500            223
------------------------------------------------------------------------------
MedImmune *                                              3,300            244
------------------------------------------------------------------------------
Merck                                                   13,400          1,027
------------------------------------------------------------------------------
Pfizer                                                  70,325          3,375
------------------------------------------------------------------------------
Pharmacia                                               18,723            968
------------------------------------------------------------------------------
                                                                        8,939
------------------------------------------------------------------------------

Health Care Services  0.7%
CIGNA                                                    2,400            224
------------------------------------------------------------------------------
IMS Health                                               1,600             29
------------------------------------------------------------------------------
UnitedHealth Group                                       3,700            317
------------------------------------------------------------------------------
Wellpoint Health Networks *                              2,300            167
------------------------------------------------------------------------------
                                                                          737
------------------------------------------------------------------------------
Cosmetics  0.3%
Gillette                                                10,000            349
------------------------------------------------------------------------------
                                                                          349
------------------------------------------------------------------------------
Biotechnology  0.4%
Affymetrix *                                               800            132
------------------------------------------------------------------------------
Edwards Lifesciences *                                     460              9
------------------------------------------------------------------------------
QLT *                                                    4,200            326
------------------------------------------------------------------------------
                                                                          467
------------------------------------------------------------------------------
Miscellaneous Consumer Products  1.8%
Clorox                                                   1,950             87
------------------------------------------------------------------------------
Colgate-Palmolive                                        4,900            293
------------------------------------------------------------------------------
Energizer Holdings *                                     1,503   $         27
------------------------------------------------------------------------------
Fortune Brands                                           4,980            115
------------------------------------------------------------------------------
Harcourt General                                         1,200             65
------------------------------------------------------------------------------
Liz Claiborne                                              500             18
------------------------------------------------------------------------------
Newell Rubbermaid                                          900             23
------------------------------------------------------------------------------
NIKE (Class B)                                           4,000            159
------------------------------------------------------------------------------
Philip Morris                                           16,810            447
------------------------------------------------------------------------------
Procter & Gamble                                        10,840            621
------------------------------------------------------------------------------
Viad                                                     1,900             52
------------------------------------------------------------------------------
                                                                        1,907
------------------------------------------------------------------------------
Total Consumer Nondurables                                             17,646
------------------------------------------------------------------------------

CONSUMER SERVICES  9.4%
General Merchandisers  2.6%
Costco Wholesale *                                       4,600            152
------------------------------------------------------------------------------
Family Dollar Stores                                     3,600             70
------------------------------------------------------------------------------
May Department Stores                                    3,400             82
------------------------------------------------------------------------------
Neiman Marcus Group *                                    2,800             84
------------------------------------------------------------------------------
Target                                                   6,200            360
------------------------------------------------------------------------------
TJX                                                      3,300             62
------------------------------------------------------------------------------
Wal-Mart                                                33,400          1,925
------------------------------------------------------------------------------
                                                                        2,735
------------------------------------------------------------------------------
Specialty Merchandisers  2.9%
Albertson's                                              3,969            132
------------------------------------------------------------------------------
Circuit City Stores                                      2,800             93
------------------------------------------------------------------------------
CVS                                                      5,600            224
------------------------------------------------------------------------------
Federated Department Stores *                            1,200             40
------------------------------------------------------------------------------
Home Depot                                              23,250          1,161
------------------------------------------------------------------------------
Kohl's *                                                 4,800            267
------------------------------------------------------------------------------
Kroger *                                                14,800            326
------------------------------------------------------------------------------
Lowes                                                    3,400            140
------------------------------------------------------------------------------
Nordstrom                                                4,900            118
------------------------------------------------------------------------------
Safeway *                                                4,900            221
------------------------------------------------------------------------------
Staples *                                                4,000             62
------------------------------------------------------------------------------
The Gap                                                  7,200            225
------------------------------------------------------------------------------
Toys "R" Us *                                            3,900             57
------------------------------------------------------------------------------
                                                                        3,066
------------------------------------------------------------------------------

Entertainment and Leisure  2.0%
Carnival (Class A)                                       6,400   $        125
------------------------------------------------------------------------------
Disney                                                  17,500            679
------------------------------------------------------------------------------
McDonald's                                              11,200            369
------------------------------------------------------------------------------
Papa John's *                                            1,600             40
------------------------------------------------------------------------------
Viacom (Class B) *                                      13,261            904
------------------------------------------------------------------------------
                                                                        2,117
------------------------------------------------------------------------------
Media and Communications  1.8%
Clear Channel Communications *                           3,300            247
------------------------------------------------------------------------------
Comcast (Class A Special) *                              6,600            268
------------------------------------------------------------------------------
Dun & Bradstreet                                         1,700             49
------------------------------------------------------------------------------
McGraw-Hill                                              1,600             86
------------------------------------------------------------------------------
R.R. Donnelley                                           2,400             54
------------------------------------------------------------------------------
Time Warner                                             10,700            813
------------------------------------------------------------------------------
Tribune                                                  2,300             81
------------------------------------------------------------------------------
Vodafone AirTouch (GBP)                                 53,500            218
------------------------------------------------------------------------------
                                                                        1,816
------------------------------------------------------------------------------
Restaurants  0.1%
Outback Steakhouse *                                     1,400             41
------------------------------------------------------------------------------
Tricon Global Restaurants *                                900             25
------------------------------------------------------------------------------
                                                                           66
------------------------------------------------------------------------------
Total Consumer Services                                                 9,800
------------------------------------------------------------------------------

CONSUMER CYCLICALS  2.2%
Automobiles and Related  1.8%
Delphi Automotive Systems                                4,612             67
------------------------------------------------------------------------------
Eaton                                                    4,500            302
------------------------------------------------------------------------------
Ford Motor                                              11,000            473
------------------------------------------------------------------------------

General Motors (Class H) *                               1,584            139
------------------------------------------------------------------------------
General Motors                                           4,513            262
------------------------------------------------------------------------------
Goodyear Tire & Rubber                                   1,900             38
------------------------------------------------------------------------------
ITT Industries                                           7,100            216
------------------------------------------------------------------------------
Textron                                                  6,700            364
------------------------------------------------------------------------------
Visteon *                                                1,440             17
------------------------------------------------------------------------------
                                                                        1,878
------------------------------------------------------------------------------
Miscellaneous Consumer Durables  0.4%
Black & Decker                                           1,600   $         63
------------------------------------------------------------------------------
Eastman Kodak                                            3,350            199
------------------------------------------------------------------------------
Masco                                                    5,800            105
------------------------------------------------------------------------------
                                                                          367
------------------------------------------------------------------------------
Total Consumer Cyclicals                                                2,245
------------------------------------------------------------------------------

TECHNOLOGY  26.0%
Electronic Components  6.4%
Advanced Micro Devices *                                   900             70
------------------------------------------------------------------------------
Altera *                                                 4,600            469
------------------------------------------------------------------------------
Analog Devices *                                         8,700            661
------------------------------------------------------------------------------
Flextronics International *                              7,000            481
------------------------------------------------------------------------------
Intel                                                   22,500          3,007
------------------------------------------------------------------------------
LSI Logic *                                              2,000            108
------------------------------------------------------------------------------
Maxim Integrated Products *                              4,100            279
------------------------------------------------------------------------------
Motorola                                                 6,300            183
------------------------------------------------------------------------------
National Semiconductor *                                 6,700            380
------------------------------------------------------------------------------
PMC-Sierra *                                               600            107
------------------------------------------------------------------------------
SDL *                                                    1,000            285
------------------------------------------------------------------------------
Texas Instruments                                        7,400            508
------------------------------------------------------------------------------
Vitesse Semiconductor *                                  1,200             88
------------------------------------------------------------------------------
                                                                        6,626
------------------------------------------------------------------------------

Telecommunications  10.1%
3Com *                                                   2,800            161
------------------------------------------------------------------------------
ADC Telecommunications *                                 2,600            218
------------------------------------------------------------------------------
Andrew *                                                   900             30
------------------------------------------------------------------------------
Cisco Systems *                                         60,300          3,831
------------------------------------------------------------------------------
JDS Uniphase *                                           6,200            743
------------------------------------------------------------------------------
Lucent Technologies                                      6,500            385
------------------------------------------------------------------------------
Nortel Networks                                         26,000          1,775
------------------------------------------------------------------------------
QUALCOMM *                                               5,600            336
------------------------------------------------------------------------------
Sprint PCS *                                            11,200            666
------------------------------------------------------------------------------
WorldCom *                                              51,384          2,359
------------------------------------------------------------------------------
                                                                       10,504
------------------------------------------------------------------------------
Aerospace and Defense  1.3%
Allegheny Technologies                                   2,500   $         45
------------------------------------------------------------------------------
General Dynamics                                         1,600             84
------------------------------------------------------------------------------
Lockheed Martin                                         10,400            258
------------------------------------------------------------------------------
Rockwell International                                  19,000            598
------------------------------------------------------------------------------
United Technologies                                      6,600            389
------------------------------------------------------------------------------
                                                                        1,374
------------------------------------------------------------------------------
Information Processing  3.9%
COMPAQ Computer                                         23,210            593
------------------------------------------------------------------------------
Dell Computer *                                         37,740          1,862
------------------------------------------------------------------------------
IBM                                                      7,530            825
------------------------------------------------------------------------------
SCI Systems *                                           15,480            607
------------------------------------------------------------------------------
Unisys *                                                16,000            233
------------------------------------------------------------------------------
                                                                        4,120
------------------------------------------------------------------------------
Office Automation  0.0%
Ceridian *                                               1,800             44
------------------------------------------------------------------------------
                                                                           44
------------------------------------------------------------------------------

Electronic Systems  4.3%
Applied Materials *                                      7,000            635
------------------------------------------------------------------------------
Applied Micro Circuits *                                 1,200            118
------------------------------------------------------------------------------
Hewlett-Packard                                         12,560          1,568
------------------------------------------------------------------------------
KLA-Tencor *                                             3,600            211
------------------------------------------------------------------------------
Nokia ADR                                               13,400            669
------------------------------------------------------------------------------
PE Biosystems                                            3,000            198
------------------------------------------------------------------------------
Solectron *                                             18,600            779
------------------------------------------------------------------------------
Waters *                                                 2,500            312
------------------------------------------------------------------------------
                                                                        4,490
------------------------------------------------------------------------------
Total Technology                                                       27,158
------------------------------------------------------------------------------

CAPITAL EQUIPMENT  5.1%
Electrical Equipment  5.0%
GE                                                      76,800          4,070
------------------------------------------------------------------------------
Tyco International                                      25,200          1,194
------------------------------------------------------------------------------
                                                                        5,264
------------------------------------------------------------------------------
Machinery  0.1%
FMC *                                                    1,300             76
------------------------------------------------------------------------------
                                                                           76
------------------------------------------------------------------------------
Total Capital Equipment                                                 5,340
------------------------------------------------------------------------------

BUSINESS SERVICES AND
TRANSPORTATION  11.9%
Computer Service and Software  9.0%
America Online *                                        19,500   $      1,029
------------------------------------------------------------------------------
Automatic Data Processing                                4,900            262
------------------------------------------------------------------------------
BMC Software *                                           5,900            215
------------------------------------------------------------------------------
Computer Associates                                      4,900            251
------------------------------------------------------------------------------
Computer Sciences *                                      1,100             82
------------------------------------------------------------------------------
E*TRADE *                                               12,100            199
------------------------------------------------------------------------------
First Data                                               3,900            194
------------------------------------------------------------------------------
Microsoft *                                             37,100          2,967
------------------------------------------------------------------------------
Oracle *                                                29,700          2,496
------------------------------------------------------------------------------
Sapient *                                                  300             32
------------------------------------------------------------------------------
Siebel Systems *                                         3,000            491
------------------------------------------------------------------------------
Synopsys *                                                 300             10
------------------------------------------------------------------------------
VERITAS Software *                                       5,500            621
------------------------------------------------------------------------------
Yahoo! *                                                 4,600            570
------------------------------------------------------------------------------
                                                                        9,419
------------------------------------------------------------------------------
Distribution Services  0.7%
Cardinal Health                                          2,000            148
------------------------------------------------------------------------------
Tech Data *                                             12,740            555
------------------------------------------------------------------------------
                                                                          703
------------------------------------------------------------------------------
Transportation Services  0.1%
CNF Transportation                                       1,300             30
------------------------------------------------------------------------------
Tidewater                                                2,000             72
------------------------------------------------------------------------------
                                                                          102
------------------------------------------------------------------------------

Miscellaneous Business Services  1.0%
Equifax                                                  1,900             50
------------------------------------------------------------------------------
FedEx *                                                  1,700             65
------------------------------------------------------------------------------
Galileo International                                    2,400             50
------------------------------------------------------------------------------
H&R Block                                                2,500             81
------------------------------------------------------------------------------
Marriott (Class A)                                       3,200            115
------------------------------------------------------------------------------
NOVA *                                                   2,200             62
------------------------------------------------------------------------------
Omnicom                                                  2,800            249
------------------------------------------------------------------------------
Waste Management                                        17,700            336
------------------------------------------------------------------------------
                                                                        1,008
------------------------------------------------------------------------------
Railroads  0.9%
Kansas City Southern Industries                          7,600   $        674
------------------------------------------------------------------------------
Norfolk Southern                                         6,900            102
------------------------------------------------------------------------------
Union Pacific                                            3,600            134
------------------------------------------------------------------------------
                                                                          910
------------------------------------------------------------------------------
Airlines  0.2%
Delta                                                    2,100            106
------------------------------------------------------------------------------
Southwest Airlines                                       8,150            154
------------------------------------------------------------------------------
                                                                          260
------------------------------------------------------------------------------
Total Business Services and Transportation                             12,402
------------------------------------------------------------------------------

ENERGY  5.6%
Integrated Petroleum - Domestic  0.4%
Amerada Hess                                             1,400             87
------------------------------------------------------------------------------
Conoco (Class B)                                         1,700             42
------------------------------------------------------------------------------
Kerr-McGee                                                 800             47
------------------------------------------------------------------------------
Occidental Petroleum                                     3,800             80
------------------------------------------------------------------------------
USX-Marathon                                             6,800            170
------------------------------------------------------------------------------
                                                                          426
------------------------------------------------------------------------------

Integrated Petroleum - International  4.2%
BP Amoco ADR                                             1,804            102
------------------------------------------------------------------------------
Chevron                                                  6,800            577
------------------------------------------------------------------------------
Exxon Mobil                                             28,854          2,265
------------------------------------------------------------------------------
Royal Dutch Petroleum                                   18,870          1,161
------------------------------------------------------------------------------
Texaco                                                   6,100            325
------------------------------------------------------------------------------
                                                                        4,430
------------------------------------------------------------------------------
Energy Services  0.5%
Baker Hughes                                             4,050            129
------------------------------------------------------------------------------
Schlumberger                                             4,300            321
------------------------------------------------------------------------------
Transocean Sedco Forex                                   1,026             55
------------------------------------------------------------------------------
                                                                          505
------------------------------------------------------------------------------
Exploration and Production  0.3%
Anadarko Petroleum                                       1,300             64
------------------------------------------------------------------------------
Union Pacific Resources                                  1,600             35
------------------------------------------------------------------------------
Unocal                                                   5,900            196
------------------------------------------------------------------------------
                                                                          295
------------------------------------------------------------------------------
Gas and Gas Transmission  0.2%
Enron                                                    2,800   $        181
------------------------------------------------------------------------------
                                                                          181
------------------------------------------------------------------------------
Total Energy                                                            5,837
------------------------------------------------------------------------------

PROCESS INDUSTRIES  2.7%
Diversified Chemicals  1.1%
Air Products and Chemicals                               2,700             83
------------------------------------------------------------------------------
Cabot                                                    9,600            262
------------------------------------------------------------------------------
Dow Chemical                                             5,700            172
------------------------------------------------------------------------------
DuPont                                                   8,800            385
------------------------------------------------------------------------------
Praxair                                                  2,000             75
------------------------------------------------------------------------------
W. R. Grace *                                           10,900            132
------------------------------------------------------------------------------
                                                                        1,109
------------------------------------------------------------------------------

Forest Products  0.1%
Potlatch                                                   800             27
------------------------------------------------------------------------------
Weyerhaeuser                                             2,800            120
------------------------------------------------------------------------------
                                                                          147
------------------------------------------------------------------------------
Specialty Chemicals  0.8%
3M                                                       2,000            165
------------------------------------------------------------------------------
Avery Dennison                                           1,500            100
------------------------------------------------------------------------------
Great Lakes Chemical                                     3,500            110
------------------------------------------------------------------------------
Millennium Chemicals                                     3,100             53
------------------------------------------------------------------------------
Pall                                                    15,100            279
------------------------------------------------------------------------------
Solutia                                                  7,700            106
------------------------------------------------------------------------------
                                                                          813
------------------------------------------------------------------------------
Paper and Paper Products  0.7%
Fort James                                               7,250            168
------------------------------------------------------------------------------
International Paper                                      4,000            119
------------------------------------------------------------------------------
Kimberly-Clark                                           6,300            361
------------------------------------------------------------------------------
Packaging Corp. of America *                             1,800             18
------------------------------------------------------------------------------
Pentair                                                  3,000            107
------------------------------------------------------------------------------
Smurfit-Stone Container *                                1,700             22
------------------------------------------------------------------------------
                                                                          795
------------------------------------------------------------------------------
Total Process Industries                                                2,864
------------------------------------------------------------------------------

BASIC MATERIALS  0.7%
Metals  0.4%
Alcoa                                                    7,672   $        222
------------------------------------------------------------------------------
Inco *                                                   2,900             45
------------------------------------------------------------------------------
Newmont Mining                                           4,600             99
------------------------------------------------------------------------------
Phelps Dodge                                             1,600             59
------------------------------------------------------------------------------
USX-U.S. Steel                                           1,000             19
------------------------------------------------------------------------------
                                                                          444
------------------------------------------------------------------------------
Mining  0.1%
Barrick Gold                                             3,800             69
------------------------------------------------------------------------------
Battle Mountain Gold *                                   9,100             20
------------------------------------------------------------------------------
Cleveland-Cliffs                                         1,000             26
------------------------------------------------------------------------------
                                                                          115
------------------------------------------------------------------------------
Miscellaneous Materials  0.2%
Williams Companies                                       4,100            171
------------------------------------------------------------------------------
                                                                          171
------------------------------------------------------------------------------
Total Basic Materials                                                     730
------------------------------------------------------------------------------
Total Common Stocks (Cost  $88,830)                                   101,865

SHORT-TERM INVESTMENTS  1.6%
U.S. Government Obligations  0.2%
U.S. Treasury Bills, 5.61%, 7/27/00               $    200,000            199
------------------------------------------------------------------------------
                                                                          199
------------------------------------------------------------------------------

Money Market Funds  1.4%
Government Reserve Investment Fund, 6.27% #          1,457,046          1,457
------------------------------------------------------------------------------
                                                                        1,457
------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $1,656)                             1,656
99.2% of Net Assets (Cost $90,486)                               $    103,521

Futures Contracts
In thousands
                                                 Contract    Unrealized
                                     Expiration    Value     Gain (Loss)
                                     ----------  --------    -----------
Long, 7 S&P 500 Index Contracts
$138,000 of U.S. Treasury Bills
pledged as initial margin                9/00    $   2,569   $     46
Net payments (receipts) of variation
margin to date                                                    (28)
------------------------------------------------------------------------------
Variation margin receivable
(payable) on open futures contracts                                        18

Other Assets Less Liabilities                                             780

NET ASSETS                                                       $    104,319
Net Assets Consist of:
Accumulated net investment income - net of distributions         $        (69)
Accumulated net realized gain/loss - net of distributions               5,062
Net unrealized gain (loss)                                             13,081
Paid-in-capital applicable to 6,513,822 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized       86,245
------------------------------------------------------------------------------
NET ASSETS                                                       $    104,319
NET ASSET VALUE PER SHARE                                        $      16.01

     #  Seven-day yield
      *  Non-income producing
    ADR  American Depository Receipt
    GBP  British sterling

  The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Capital Opportunity Fund
--------------------------------------                               Unaudited
STATEMENT OF OPERATIONS
-----------------------                                           In thousands
                                                                     6 Months
                                                                        Ended
                                                                      6/30/00
Investment Income (Loss)
Income
  Dividend                                                         $      497
  Interest                                                                 42
-------------------------------------------------------------------------------
  Total income                                                            539
-------------------------------------------------------------------------------
Expenses
  Investment management                                                   343
  Shareholder servicing                                                   174
  Custody and accounting                                                   49
  Prospectus and shareholder reports                                       16
  Registration                                                             14
  Legal and audit                                                           6
  Directors                                                                 4
  Miscellaneous                                                             2
-------------------------------------------------------------------------------
  Total expenses                                                          608
-------------------------------------------------------------------------------
Net investment income (loss)                                              (69)
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                            3,999
  Futures                                                                 (83)
-------------------------------------------------------------------------------
  Net realized gain (loss)                                              3,916
-------------------------------------------------------------------------------
Change in net unrealized gain or loss
  Securities                                                           (1,917)
  Futures                                                                 (21)
-------------------------------------------------------------------------------
  Change in net unrealized gain or loss                                (1,938)
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 1,978
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    1,909

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Capital Opportunity Fund
--------------------------------------                                 Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                  In thousands
                                                        6 Months          Year
                                                           Ended         Ended
                                                         6/30/00      12/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $     (69)    $     (68)
  Net realized gain (loss)                                 3,916        26,372
  Change in net unrealized gain or loss                   (1,938)      (15,548)
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations        1,909        10,756
-------------------------------------------------------------------------------
Distributions to shareholders
  Net realized gain                                            -       (23,916)
-------------------------------------------------------------------------------
Capital share transactions *
  Shares sold                                             17,669        21,948
  Distributions reinvested                                     -        23,137
  Shares redeemed                                        (24,316)      (47,680)
-------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                      (6,647)       (2,595)
-------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                         (4,738)      (15,755)
Beginning of period                                      109,057       124,812
-------------------------------------------------------------------------------
End of period                                          $ 104,319     $ 109,057

*Share information
  Shares sold                                              1,128         1,230
  Distributions reinvested                                     -         1,555
  Shares redeemed                                         (1,567)       (2,722)
-------------------------------------------------------------------------------
  Increase (decrease) in shares outstanding                 (439)           63

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Capital Opportunity Fund
--------------------------------------
Unaudited                                                          June 30, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior appreciation over time by investing primarily in the common stocks of U.S. companies that appear to offer the best opportunities for capital appreciation. The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts At June 30, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $32,194,000 and $39,758,000, respectively, for the six months ended June 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $90,486,000. Net unrealized gain aggregated $13,035,000 at period-end, of which $20,224,000 related to appreciated investments and $7,189,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $57,000 was payable at June 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $171,000 for the six months ended June 30, 2000, of which $40,000 was payable at period-end. The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $35,000 and are reflected as interest income in the accompanying Statem ent of Operations.

================================================================================
T. Rowe Price Shareholder Services
----------------------------------
INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES
-------------------------------------
BY PHONE 1-800-225-5132 Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

IN PERSON Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES
----------------
CHECKING Available on most fixed-income funds ($500 minimum).

AUTOMATIC INVESTING From your bank account or paycheck.

AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions.

DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.

AUTOMATED 24-HOUR SERVICES Including Tele*AccessRegistration Mark and the
T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*
-------------------
Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION
----------------------
COMBINED STATEMENT Overview of all your accounts with T. Rowe Price.

SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

INSIGHTS Educational reports on investment strategies and financial markets.

INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit,
Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

     ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.
================================================================================
T. Rowe Price Mutual Funds
--------------------------
STOCK FUNDS
-----------
DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500

Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total
Equity Market Index
Value

INTERNATIONAL/GLOBAL
Emerging Markets Stock
European Stock
Global Stock
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
----------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government *
Spectrum Income
Summit GNMA
Summit Limited-Term Bond *
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC  TAX-FREE
California Tax-Free Bond
Florida Intermediate  Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free  Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond *
Virginia Tax-Free Bond

INTERNATIONAL/GLOBAL
Emerging Markets Bond
Global Bond *
International Bond

MONEY MARKET FUNDS
------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

BLENDED  ASSET  FUNDS
---------------------
Balanced
Personal Strategy  Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

     *    Closed to new investors.
     + Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.
================================================================================
FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions,  call 1-800-225-5132
or visit our Web site

BALTIMORE  AREA
DOWNTOWN
101 East  Lombard  Street
OWINGS  MILLS
Three Financial  Center
4515  Painters  Mill Road

BOSTON  AREA
386  Washington  Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard  Street,  Suite 270
Woodland  Hills

TAMPA
4200 West Cypress  Street
10th Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.         F08-051  6/30/00